Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER VARIABLE CONTRACTS TRUST /MA/
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	pvct_SupplementTextBlock
Pioneer Bond VCT Portfolio

Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

The Trustees of Pioneer Variable Contracts Trust have authorized a change to Pioneer Bond VCT Portfolio's investment objectives.

Effective September 1, 2017, the following replaces the Portfolio's investment objectives:

Investment objectives

The portfolio seeks current income and total return.
Pioneer Bond VCT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pvct_SupplementTextBlock
Pioneer Bond VCT Portfolio

Supplement to the Prospectus and Summary Prospectus,
each dated May 1, 2017

The Trustees of Pioneer Variable Contracts Trust have authorized a change to Pioneer Bond VCT Portfolio's investment objectives.

Effective September 1, 2017, the following replaces the Portfolio's investment objectives:

Investment objectives

The portfolio seeks current income and total return.
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The portfolio seeks current income and total return.